GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Goodwill consists of the following (in thousands):

	December 31,
	2021	2020
Goodwill	$1,625	$1,625
Effect of foreign currency translation	116	114

Total goodwill	$ 1,741	$ 1,739

Schedule of Intangible Assets
Intangible assets, net, consists of the following (in thousands):

	December 31,
	2021	2020
Developed technology	$500	$500
Internally developed software	29,706	22,545

Intangible assets	30,206	23,045
Less: Accumulated amortization	(16,276)	(10,993)
Add: Currency translation adjustment	36	35

Total intangible assets, net	$13,966	$12,087